Investment Objectives and Goals - AUER GROWTH FUND	Mar. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Auer Growth Fund (the “Fund”) is long-term capital appreciation.